Revenue From Contracts With Customers - Schedule of Group's Revenue Analysis (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Groups Revenue Analysis From The Point Of View Of Category And Timing [Line Items]
Revenue from contracts with customers	€ 2,571	€ 1,952	€ 2,008
Lease income	56	49	22
Total	2,627	2,001	2,030
Revenue Recognised at a Point in Time [Member]
Disclosure Of Groups Revenue Analysis From The Point Of View Of Category And Timing [Line Items]
Revenue from contracts with customers	153	74	59
Lease income	5	0	0
Total	158	74	59
Revenue Recognised Over Time [Member]
Disclosure Of Groups Revenue Analysis From The Point Of View Of Category And Timing [Line Items]
Revenue from contracts with customers	2,418	1,878	1,949
Lease income	51	49	22
Total	€ 2,469	€ 1,927	€ 1,971